Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 146,871	£ 127,664
Trading Portfolio Liabilities	(53,291)	(46,139)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	50,700	56,196
Trading Portfolio Liabilities	(34,079)	(28,836)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	83,113	62,192
Trading Portfolio Liabilities	(19,212)	(17,303)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,525	8,348
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 533	£ 928